Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date:: 2025-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
Clawback Provisions
Because incentive awards are intended to motivate executives to act in Applied’s best interests, the Committee includes provisions in award terms to claw back compensation under certain circumstances:

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The Committee may terminate or rescind an award and, if applicable, require an executive to repay cash or shares (and dividends, distributions, and dividend equivalents paid thereon) issued pursuant to the award within the previous 12 months (and proceeds thereof), if the Committee determines that, during the executive’s employment with Applied or during the period ending 12 months following separation from service, the executive competed with Applied or in other circumstances engaged in acts inimical to Applied’s interests.

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The Committee may require an executive to repay cash or shares (and dividends, distributions, and dividend equivalents paid thereon) issued pursuant to an award within the previous 36 months (and proceeds thereof) if (i) Applied restates its historical consolidated financial statements and (ii) the Committee determines that (x) the restatement is a result of the executive’s, or another executive officer’s, willful misconduct that is unethical or illegal, and (y) the executive’s earnings pursuant to the award were based on materially inaccurate financial statements or materially inaccurate performance metrics that were invalidated by the restatement.

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By accepting or exercising any awards, each participant agrees to abide and be bound by any policies adopted by Applied pursuant to Section 304 of the Sarbanes-Oxley Act of 2022, Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and any rules or exchange listing standards promulgated thereunder calling for the repayment and/or forfeiture of any award or payment resulting from an accounting restatement. Such repayment and/or forfeiture provisions shall apply whether or not a participant is still employed by or affiliated with Applied.

In addition, in the Committee adopted a recoupment policy intended to comply with Section 10D of the Exchange Act and the NYSE listing standards, which provides for the mandatory recovery of both cash- and equity-based compensation paid on the basis of the achievement of financial performance measures in the event of an accounting restatement that impacts such performance measures. This policy is filed as an exhibit to our most recent Annual Report on Form
10-K.